Subsequent Events - Additional Information (Detail) (Common Stock [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	1 Months Ended
	Aug. 31, 2013	Sep. 30, 2013	Nov. 01, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Authorized amount for stock repurchase plan	$ 750
Shares repurchased		3.3	2.4
Shares repurchased, value		$ 121	$ 94